Basic and diluted net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Earnings (Loss) and Weighted Average Shares Used in Computation of Basic and Diluted Earnings (Loss) per Share
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted net earnings (loss) per share are as follows:

(millions of U.S. dollars, except number of shares and per share amounts)	2025	2024
Net earnings attributable to shareholders of AQN from continuing operations	$218.5	$65.3
Series A preferred share dividend	5.6	5.8
Series D preferred share dividend	4.9	4.7
Net earnings attributable to common shareholders of AQN from continuing operations	208.0	54.8
Net loss attributable to common shareholders of AQN from discontinued operations	(37.7)	(1,445.8)
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$170.3	$(1,391.0)
Weighted average number of shares
Basic	768,098,435	731,721,239
Effect of dilutive securities	4,308,691	2,328,020
Diluted average number of shares	772,407,126	734,049,259
Basic and diluted net earnings per share from continuing operations	$0.27	$0.07
Basic and diluted net loss per share from discontinued operations	$(0.05)	$(1.97)
Basic and diluted net earnings (loss) per share	$0.22	$(1.90)